Other assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous non-current assets [abstract]
Prepaid loan costs	$ 749	$ 1,272
Prepaid forestry fees	3,175	3,628
Long-term value added tax and other taxes recoverable	6,668	5,385
Other assets	$ 10,592	$ 10,285